Victory Portfolios II

Victory Market Neutral Income Fund

Victory US 500 Enhanced Volatility Wtd Index Fund

Supplement dated January 3, 2024,

to the Statement of Additional Information dated November 1, 2023 ("SAI")

Effective at the close of business on December 31, 2023, Dennis M. Bushe retired from the Board of Trustees of Victory Variable Portfolios II (the "Board"). All references to Mr. Bushe listed in the SAI are deleted. Effective as of January 1, 2024, Timothy Pettee, an Advisory Trustee prior to January 1, 2024, was appointed as a new Independent Trustee, serves as chair of the Board's Investment Committee replacing Mr. Bushe, and serves on the Board's Agenda and Board Governance and Nominating Committees. The SAI is updated to reflect the change to Mr. Pettee's position held with the Trust and his positions on the Board's Committees.

If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares US 500 Volatility Wtd ETF	VictoryShares US Multi-Factor Minimum Volatility ETF
VictoryShares US Small Cap Volatility Wtd ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares US Discovery Enhanced Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF	VictoryShares Developed Enhanced Volatility Wtd ETF
VictoryShares International High Div Volatility Wtd ETF	VictoryShares Nasdaq Next 50 ETF
VictoryShares Dividend Accelerator ETF	VictoryShares WestEnd U.S. Sector ETF

Supplement dated January 3, 2024,

to the Statement of Additional Information dated November 1, 2023 ("SAI")

Effective at the close of business on December 31, 2023, Dennis M. Bushe retired from the Board of Trustees of Victory Portfolios II (the "Board"). All references to Mr. Bushe listed in the SAI are deleted. Effective as of January 1, 2024, Timothy Pettee, an Advisory Trustee prior to January 1, 2024, was appointed as a new Independent Trustee, serves as chair of the Board's Investment Committee replacing Mr. Bushe, and serves on the Board's Agenda and Board Governance and Nominating Committees. The SAI is updated to reflect the change to Mr. Pettee's position held with the Trust and his positions on the Board's Committees.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares US Value Momentum ETF

VictoryShares US Small Mid Cap Value Momentum ETF

VictoryShares International Value Momentum ETF

VictoryShares Emerging Markets Value Momentum ETF

VictoryShares Short-Term Bond ETF

VictoryShares Core Intermediate Bond ETF

VictoryShares Free Cash Flow ETF

VictoryShares Small Cap Free Cash Flow ETF

Supplement dated January 3, 2024, to the Statement of Additional Information dated November 1, 2023, as amended and restated December 15, 2023 ("SAI")

Effective at the close of business on December 31, 2023, Dennis M. Bushe retired from the Board of Trustees of Victory Portfolios II (the "Board"). All references to Mr. Bushe listed in the SAI are deleted. Effective as of January 1, 2024, Timothy Pettee, an Advisory Trustee prior to January 1, 2024, was appointed as a new Independent Trustee, serves as chair of the Board's Investment Committee replacing Mr. Bushe, and serves on the Board's Agenda and Board Governance and Nominating Committees. The SAI is updated to reflect the change to Mr. Pettee's position held with the Trust and his positions on the Board's Committees.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares THB Mid Cap ESG ETF

VictoryShares Core Plus Intermediate Bond ETF

VictoryShares Corporate Bond ETF

Supplement dated January 3, 2024,

to the Statement of Additional Information dated November 1, 2023, as supplemented ("SAI")

Effective at the close of business on December 31, 2023, Dennis M. Bushe retired from the Board of Trustees of Victory Portfolios II (the "Board"). All references to Mr. Bushe listed in the SAI are deleted. Effective as of January 1, 2024, Timothy Pettee, an Advisory Trustee prior to January 1, 2024, was appointed as a new Independent Trustee, serves as chair of the Board's Investment Committee replacing Mr. Bushe, and serves on the Board's Agenda and Board Governance and Nominating Committees. The SAI is updated to reflect the change to Mr. Pettee's position held with the Trust and his positions on the Board's Committees.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.